Financial Instruments (Pre-Tax Effect Of Foreign Exchange Contracts Designated As Other Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	$ 19	$ (39)	$ (62)
Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			12
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	56	7	(6)
Foreign Exchange Contracts [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	56	10	(5)
Foreign Exchange Contracts [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		$ (3)	$ (1)